Other assets and other liabilities	6 Months Ended
Jun. 30, 2017
Other assets and other liabilities
18 Other assets and other liabilities
end of	2Q17	1Q17		4Q16
Other assets (CHF million)
Cash collateral on derivative instruments	5,848	5,661		5,705
Cash collateral on non-derivative transactions	873	1,821		1,237
Derivative instruments used for hedging	112	52		148
Assets held-for-sale	9,920	7,565		8,214
of which loans [1]	9,742	7,454		8,062
of which real estate [2]	150	81		122
of which long-lived assets	28	30		30
Assets held for separate accounts	410	433		431
Interest and fees receivable	4,577	4,841		4,787
Deferred tax assets	7,542	7,825	[3]	5,828
Prepaid expenses	464	499		394
Failed purchases	1,642	2,220		2,423
Defined benefit pension and post-retirement plan assets	1,412	1,265		1,061
Other	3,474	4,087	[3]	6,637
Other assets	36,274	36,269		36,865
Other liabilities (CHF million)
Cash collateral on derivative instruments	9,226	9,391		11,497
Cash collateral on non-derivative transactions	418	360		369
Derivative instruments used for hedging	2	40		2
Deposits held-for-sale	0	0		1,577
Provisions	954	1,381		4,077
of which off-balance sheet risk	82	74		88
Restructuring liabilities	264	309		311
Liabilities held for separate accounts	410	433		431
Interest and fees payable	5,548	5,428		6,039
Current tax liabilities	526	584		636
Deferred tax liabilities	231	176		129
Failed sales	787	1,261		737
Defined benefit pension and post-retirement plan liabilities	501	512		516
Other	11,267	11,385		13,534
Other liabilities	30,134	31,260		39,855
1 Included as of the end of 2Q17, 1Q17 and 4Q16 were CHF 608 million, CHF 1,017 million and CHF 681 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2Q17, 1Q17 and 4Q16, real estate held-for-sale included foreclosed or repossessed real estate of CHF 5 million, CHF 6 million and CHF 16 million, respectively, of which CHF 2 million, CHF 3 million and CHF 13 million, respectively were related to residental real estate.

3
Includes a reclassification from other assets to deferred tax assets in 1Q17 as a result of the early adoption of ASU 2016-16. Refer to "Note 2 - Recently issued accounting standards" for further information.

Bank
Other assets and other liabilities
17 Other assets and other liabilities
end of	6M17	2016
Other assets (CHF million)
Cash collateral on derivative instruments	5,848	5,706
Cash collateral on non-derivative transactions	873	1,237
Derivative instruments used for hedging	112	148
Assets held-for-sale	9,920	8,214
of which loans [1]	9,742	8,062
of which real estate [2]	150	122
of which long-lived assets	28	30
Assets held for separate accounts	410	431
Interest and fees receivable	4,555	4,801
Deferred tax assets [3]	7,472	5,815
Prepaid expenses	446	395
Failed purchases	1,642	2,423
Defined benefit pension and post-retirement plan assets	1,005	995
Other [3]	3,497	6,610
Other assets	35,780	36,775
Other liabilities (CHF million)
Cash collateral on derivative instruments	9,226	11,497
Cash collateral on non-derivative transactions	418	369
Derivative instruments used for hedging	2	2
Deposits held-for-sale	0	1,577
Provisions	946	4,068
of which off-balance sheet risk	82	88
Restructuring liabilities	264	311
Liabilities held for separate accounts	410	431
Interest and fees payable	5,434	6,012
Current tax liabilities	513	624
Deferred tax liabilities	129	99
Failed sales	787	737
Defined benefit pension and post-retirement plan liabilities	501	521
Other	11,380	13,671
Other liabilities	30,010	39,919
1 Included as of 6M17 and 6M16 were CHF 608 million and CHF 681 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of 6M17 and 6M16 real estate held-for-sale included foreclosed or repossessed real estate of CHF 5 million and CHF 16 million, respectively, of which CHF 2 million and CHF 13 million, respectively, were related to residential real estate.

3
Includes a reclassification from other assets to deferred tax assets in 1Q17 as a result of the early adoption of ASU 2016-16. Refer to “Note 2 – Recently issued accounting standards” for further information.